Earnings Per Share	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Earnings Per Share
Earnings Per Share
Basic earnings per share ("EPS") was computed using the weighted-average number of shares of common stock outstanding during the period. Diluted EPS includes the additional dilutive effect of our potentially dilutive securities, which includes restricted stock units ("RSUs"), deferred stock units ("DSUs"), performance units ("PUs"), performance share units ("PSUs"), stock options and stock-only stock appreciation rights ("SOSARs"). The dilutive effects of our potentially dilutive securities are calculated using the treasury stock method. The following summarizes the effect of dilutive securities on diluted EPS:

	For the years ended
	December 31, 2015	December 31, 2014	December 31, 2013
	(In millions, except per share amounts)
Amounts attributable to Molson Coors Brewing Company:
Net income (loss) from continuing operations	$355.6	$513.5	$565.3
Income (loss) from discontinued operations, net of tax	3.9	0.5	2.0
Net income (loss) attributable to Molson Coors Brewing Company	$359.5	$514.0	$567.3
Weighted-average shares for basic EPS	185.3	184.9	183.0
Effect of dilutive securities:
RSUs, DSUs, PUs and PSUs	0.7	0.5	0.5
Stock options and SOSARs	0.4	0.7	0.7
Weighted-average shares for diluted EPS	186.4	186.1	184.2
Basic net income (loss) attributable to Molson Coors Brewing Company per share:
From continuing operations	$1.92	$2.78	$3.09
From discontinued operations	0.02	—	0.01
Basic net income (loss) attributable to Molson Coors Brewing Company per share	$1.94	$2.78	$3.10
Diluted net income (loss) attributable to Molson Coors Brewing Company per share:
From continuing operations	$1.91	$2.76	$3.07
From discontinued operations	0.02	—	0.01
Diluted net income (loss) attributable to Molson Coors Brewing Company per share	$1.93	$2.76	$3.08
Dividends declared and paid per share	$1.64	$1.48	$1.28

Our calculation of weighted-average shares includes Class A common stock and Class B common stock, and Class A exchangeable shares and Class B exchangeable shares. All classes of stock have in effect the same dividend rights and share equitably in undistributed earnings. Holders of Class A common stock receive dividends only to the extent dividends are declared and paid to holders of Class B common stock. See Note 8, "Stockholders' Equity" for further discussion of the Class A common stock and Class B common stock and Class A exchangeable shares and Class B exchangeable shares. We have no unvested outstanding equity share awards that contain non-forfeitable rights to dividends.
The following anti-dilutive securities were excluded from the computation of the effect of dilutive securities on diluted earnings per share:

	For the years ended
	December 31, 2015	December 31, 2014	December 31, 2013
	(In millions)
RSUs, stock options and SOSARs	0.1	—	0.1

Convertible Notes
In June 2007, we issued $575 million Convertible Senior Notes ("$575 million convertible bonds") due July 2013. On July 30, 2013, these notes matured and were repaid for their face value of $575 million. The required premium payment was settled in cash and entirely offset by the cash proceeds received from the settlement of the call options we purchased in 2007 related to these notes. As a result, these notes and related call options did not impact our shares outstanding. Additionally, the potential impacts of these notes and related call options had no impact on diluted income per share for any period in which they were outstanding. Simultaneously with the issuance of these notes, we issued warrants which began expiring in December 2013 and the final warrants expired February 6, 2014, all of which were out-of-the-money upon settlement. The potential impacts of these warrants had no impact on diluted income per share and were excluded from the computation of the effect of dilutive securities on diluted earnings per share for all periods during which they were outstanding.
In June 2012, we issued a €500 million Zero Coupon Senior Unsecured Convertible Note ("€500 million convertible note"). On August 13, 2013, the embedded put option was exercised and we subsequently settled the note using cash. As a result, the €500 million convertible note did not impact our shares outstanding and was excluded from the computation of the effect of diluted securities on diluted earnings per share for all periods during which they were outstanding.
Share Repurchase Program
See Note 8, "Stockholders' Equity" for details around our share repurchase program. During 2015, we purchased a total of approximately 2 million shares of our Class B common stock under the new program for approximately $150 million. As a result of the pending Acquisition, we have suspended the share repurchase program. As we pay down debt we will revisit our share repurchase program once deleveraging is well underway. There were no share repurchases in 2014 or 2013.